Vanguard® Information Technology Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Communications Equipment (3.7%)
	Cisco Systems Inc.	25,762,412	1,982,160
*	Arista Networks Inc.	7,198,562	940,708
	Motorola Solutions Inc.	1,260,776	466,084
*	Lumentum Holdings Inc.	888,791	288,999
*	Ciena Corp.	1,414,280	288,810
*	F5 Inc.	752,749	180,028
*	CommScope Holding Co. Inc.	5,028,782	99,268
*	Viavi Solutions Inc.	5,451,522	97,800
*	Viasat Inc.	2,547,831	87,467
*	Calix Inc.	1,504,884	83,175
*	Extreme Networks Inc.	3,254,462	56,953
*	NetScout Systems Inc.	1,743,117	46,855
*	Digi International Inc.	908,854	38,018
*,1	Applied Optoelectronics Inc.	1,303,288	34,902
*	Harmonic Inc.	2,764,261	26,426
*	NETGEAR Inc.	668,284	17,676
*	ADTRAN Holdings Inc.	1,763,549	13,985
*	Clearfield Inc.	287,200	8,432
*	Ribbon Communications Inc.	2,383,310	6,816
*	Ondas Holdings Inc.	85,018	672
			4,765,234
Electronic Equipment, Instruments & Components (5.5%)
	Amphenol Corp. Class A	8,200,562	1,155,459
	Corning Inc.	6,163,379	518,957
	TE Connectivity plc	2,251,779	509,240
*	Keysight Technologies Inc.	1,661,136	328,822
*	Coherent Corp.	1,557,030	255,758
*	Teledyne Technologies Inc.	488,132	243,832
	Jabil Inc.	1,123,745	236,784
*	Flex Ltd.	3,864,178	228,412
*	Trimble Inc.	2,767,647	225,342
	CDW Corp.	1,465,906	211,413
*	Fabrinet	458,050	210,433
*	Zebra Technologies Corp. Class A	694,751	175,598
	TD SYNNEX Corp.	1,121,951	171,075
*	TTM Technologies Inc.	2,273,521	159,556
	Advanced Energy Industries Inc.	750,749	158,551
*	Sanmina Corp.	1,005,568	157,035
	Littelfuse Inc.	562,474	144,005
	Ralliant Corp.	2,760,007	136,262
*	Arrow Electronics Inc.	1,211,038	130,804
*	Mirion Technologies Inc.	5,018,423	130,579
	Badger Meter Inc.	719,166	128,400
	Cognex Corp.	3,218,539	122,626
	Vontier Corp.	3,334,657	120,981
	Belden Inc.	965,064	109,438
*	OSI Systems Inc.	389,765	105,568
*	Itron Inc.	1,036,576	102,663
*	Novanta Inc.	879,027	99,910
	Avnet Inc.	1,991,182	94,601
*	Plexus Corp.	660,748	94,454
	Crane NXT Co.	1,261,799	71,039
*	Insight Enterprises Inc.	702,277	60,796
	ePlus Inc.	648,269	58,085
*	IPG Photonics Corp.	620,227	49,395
*	Knowles Corp.	2,102,841	47,272
*	nLight Inc.	1,147,987	40,444
	Bel Fuse Inc. Class B	258,244	39,777
	Benchmark Electronics Inc.	879,215	39,503

		Shares	Market Value ($000)
	Vishay Intertechnology Inc.	2,721,072	37,197
*	Arlo Technologies Inc.	2,526,854	36,639
	Napco Security Technologies Inc.	872,980	35,268
*	Rogers Corp.	377,100	31,605
	CTS Corp.	685,573	29,020
*	Ouster Inc.	1,249,133	28,680
*	ScanSource Inc.	524,628	21,573
*	Daktronics Inc.	950,399	17,991
*	Kimball Electronics Inc.	592,853	17,133
*	Evolv Technologies Holdings Inc.	2,605,188	16,647
	PC Connection Inc.	279,678	16,233
*	Powerfleet Inc. NJ	2,939,820	14,611
*,1	Lightwave Logic Inc.	3,055,779	13,262
*	Vishay Precision Group Inc.	299,872	10,238
*	SmartRent Inc.	4,141,267	7,123
	Methode Electronics Inc.	861,441	6,530
*,1	MicroVision Inc.	6,088,189	5,734
	Bel Fuse Inc. Class A	38,828	5,107
*	Aeva Technologies Inc.	41,568	463
*,1	Red Cat Holdings Inc.	54,730	406
			7,224,329
IT Services (5.1%)
	International Business Machines Corp.	6,069,890	1,873,047
	Accenture plc Class A	4,226,640	1,056,660
*	Snowflake Inc.	2,349,936	590,398
*	Cloudflare Inc. Class A	2,355,691	471,633
	Cognizant Technology Solutions Corp. Class A	4,464,402	346,929
*	MongoDB Inc.	804,707	267,460
	VeriSign Inc.	962,414	242,519
*	Twilio Inc. Class A	1,839,850	238,610
*	GoDaddy Inc. Class A	1,691,246	216,243
*	Gartner Inc.	886,842	206,404
*	Akamai Technologies Inc.	2,158,529	193,231
*	EPAM Systems Inc.	980,256	183,308
*	Okta Inc.	2,207,977	177,367
*,1	Applied Digital Corp.	4,918,623	133,295
*	Kyndryl Holdings Inc.	5,074,344	131,070
*	DigitalOcean Holdings Inc.	1,668,704	74,291
*	DXC Technology Co.	4,382,606	57,850
*	ASGN Inc.	1,072,396	48,268
*,1	BigBear.ai Holdings Inc.	7,116,379	45,118
*	Fastly Inc. Class A	3,362,374	39,205
*	Grid Dynamics Holdings Inc.	1,658,001	14,524
	Hackett Group Inc.	606,014	11,193
*	Commerce.com Inc.	1,679,498	7,709
*	Unisys Corp.	1,655,536	4,437
*	Rackspace Technology Inc.	2,024,795	2,146
*	CoreWeave Inc. Class A	5,482	401
			6,633,316
Other (0.0%)[2]
*,3	Pivotal Software Inc. Escrow	295,216	—
Semiconductors & Semiconductor Equipment (36.2%)
	NVIDIA Corp.	122,445,532	21,672,859
	Broadcom Inc.	16,935,956	6,824,513
*	Advanced Micro Devices Inc.	10,381,556	2,258,300
	Micron Technology Inc.	7,342,961	1,736,463
	Applied Materials Inc.	5,376,889	1,356,320
	Lam Research Corp.	8,434,971	1,315,855
*	Intel Corp.	29,995,999	1,216,638
	QUALCOMM Inc.	7,220,184	1,213,641
	KLA Corp.	902,968	1,061,412
	Texas Instruments Inc.	6,201,159	1,043,469
	Analog Devices Inc.	3,475,042	922,068
	Marvell Technology Inc.	6,473,746	578,753
	NXP Semiconductors NV	2,051,876	399,993
	Monolithic Power Systems Inc.	394,360	366,033
	Teradyne Inc.	1,617,504	294,208
*	First Solar Inc.	1,054,479	287,788

		Shares	Market Value ($000)
*	Credo Technology Group Holding Ltd.	1,550,671	275,399
	Microchip Technology Inc.	4,961,332	265,828
*	ON Semiconductor Corp.	4,577,642	229,981
*	Astera Labs Inc.	1,405,087	221,400
	Qnity Electronics Inc.	2,375,806	192,654
*	MACOM Technology Solutions Holdings Inc.	1,087,190	190,247
	MKS Inc.	1,145,816	179,194
*	Lattice Semiconductor Corp.	2,248,559	157,871
	Entegris Inc.	2,025,727	156,265
*	Rambus Inc.	1,592,051	152,152
*	Onto Innovation Inc.	1,059,575	151,689
*	Semtech Corp.	2,033,939	150,837
*	SiTime Corp.	506,659	150,832
	Skyworks Solutions Inc.	2,238,568	147,634
*	Qorvo Inc.	1,628,705	139,889
*	Cirrus Logic Inc.	1,106,356	133,139
*	Rigetti Computing Inc.	5,159,505	131,929
	Universal Display Corp.	973,154	115,737
	Amkor Technology Inc.	3,018,938	109,859
*,1	Impinj Inc.	628,823	108,076
*	FormFactor Inc.	1,883,729	103,643
*	Silicon Laboratories Inc.	795,955	101,548
*	Enphase Energy Inc.	3,201,312	92,358
*	Allegro MicroSystems Inc.	3,163,566	84,436
*	Ambarella Inc.	984,699	73,045
*	Synaptics Inc.	942,018	64,538
*	Axcelis Technologies Inc.	758,936	62,817
	Kulicke & Soffa Industries Inc.	1,276,720	57,593
*,1	SolarEdge Technologies Inc.	1,442,959	52,711
*	Diodes Inc.	1,134,042	52,404
	Power Integrations Inc.	1,373,437	46,147
*	ACM Research Inc. Class A	1,294,193	43,239
*	Veeco Instruments Inc.	1,466,613	42,869
*	Photronics Inc.	1,444,577	33,095
*	MaxLinear Inc.	2,005,555	31,226
*,1	Navitas Semiconductor Corp.	3,514,629	30,718
*	Ultra Clean Holdings Inc.	1,103,534	27,986
*	Cohu Inc.	1,136,616	27,642
*	Penguin Solutions Inc.	1,218,719	24,655
*	PDF Solutions Inc.	765,230	20,738
*,1	indie Semiconductor Inc. Class A	4,763,083	16,957
*,1	Aehr Test Systems	691,186	15,876
*	CEVA Inc.	658,085	14,208
*	Ichor Holdings Ltd.	840,245	14,116
*	Alpha & Omega Semiconductor Ltd.	625,036	12,676
	NVE Corp.	118,350	7,567
*	Kopin Corp.	167,900	410
*	SkyWater Technology Inc.	21,901	337
			47,064,480
Software (31.7%)
	Microsoft Corp.	32,953,851	16,213,624
*	Palantir Technologies Inc. Class A	14,362,700	2,419,397
	Oracle Corp.	10,757,397	2,172,456
	Salesforce Inc.	6,257,245	1,442,545
	Intuit Inc.	1,863,584	1,181,661
*	ServiceNow Inc.	1,380,291	1,121,362
*	AppLovin Corp. Class A	1,575,384	944,411
*	Adobe Inc.	2,899,661	928,268
*	Crowdstrike Holdings Inc. Class A	1,719,792	875,649
*	Palo Alto Networks Inc.	4,558,654	866,737
*	Cadence Design Systems Inc.	1,973,381	615,379
*	Synopsys Inc.	1,361,546	569,140
*	Autodesk Inc.	1,657,868	502,898
*	Fortinet Inc.	5,211,600	422,817
	Roper Technologies Inc.	890,038	397,153
*	Datadog Inc. Class A	2,432,377	389,205
*	Fair Isaac Corp.	211,946	382,738
*	Workday Inc. Class A	1,769,755	381,595
*	Strategy Inc.	1,838,091	325,673

		Shares	Market Value ($000)
*	Atlassian Corp. Ltd. Class A	1,670,163	249,723
*	Zscaler Inc.	943,427	237,272
*	Zoom Communications Inc.	2,759,479	234,445
*	Tyler Technologies Inc.	481,053	225,912
*	PTC Inc.	1,258,716	220,817
*	Unity Software Inc.	4,702,184	199,937
*	Guidewire Software Inc.	923,160	199,384
*	HubSpot Inc.	529,285	194,417
	Gen Digital Inc. (XNGS)	7,241,879	190,968
*	Docusign Inc.	2,741,749	190,140
*	Dynatrace Inc.	3,966,793	176,760
*	Manhattan Associates Inc.	953,943	168,323
*	Samsara Inc. Class A	4,377,759	166,486
*	Procore Technologies Inc.	2,129,399	157,703
[1]	InterDigital Inc.	432,885	154,865
*	Rubrik Inc. Class A	2,158,709	149,642
*	Nutanix Inc. Class A	3,082,168	147,328
*	JFrog Ltd.	2,378,904	145,066
*	Clearwater Analytics Holdings Inc. Class A	6,284,734	138,641
*	UiPath Inc. Class A	9,991,675	138,485
*	Confluent Inc. Class A	6,190,532	137,739
*	Dropbox Inc. Class A	4,538,450	135,609
*,1	Cipher Mining Inc.	6,348,044	129,183
	Bentley Systems Inc. Class B	3,040,369	127,574
*	Commvault Systems Inc.	1,013,026	125,109
*	Qualys Inc.	883,668	124,465
*	Elastic NV	1,750,996	123,498
*	Gitlab Inc. Class A	2,967,186	121,833
*	Appfolio Inc. Class A	531,928	121,428
	Pegasystems Inc.	2,214,479	121,287
*,1	Life360 Inc.	1,506,036	119,896
*	SentinelOne Inc. Class A	7,387,874	119,757
*,1	D-Wave Quantum Inc.	5,268,401	119,435
*	ACI Worldwide Inc.	2,526,432	118,389
*	Riot Platforms Inc.	7,268,949	117,248
*,1	Terawulf Inc.	7,490,050	116,171
*	Workiva Inc.	1,204,571	111,495
*	Q2 Holdings Inc.	1,522,580	109,824
*	Hut 8 Corp.	2,418,722	108,842
*	BILL Holdings Inc.	2,114,849	106,060
*	Box Inc. Class A	3,538,758	104,535
*,1	Cleanspark Inc.	6,861,531	103,609
*,1	Core Scientific Inc.	6,019,667	101,672
*	Aurora Innovation Inc.	24,262,841	101,661
	Dolby Laboratories Inc. Class A	1,498,033	101,042
*,1	SoundHound AI Inc. Class A	8,001,120	96,413
*	Varonis Systems Inc.	2,735,294	90,456
*,1	MARA Holdings Inc.	7,658,564	90,448
*	CCC Intelligent Solutions Holdings Inc.	12,079,075	89,989
*,1	Circle Internet Group Inc.	1,013,612	81,018
*	Zeta Global Holdings Corp. Class A	4,392,475	80,163
*	Agilysys Inc.	650,491	79,984
*	Tenable Holdings Inc.	2,964,917	78,630
*	SPS Commerce Inc.	928,172	77,335
*	BlackLine Inc.	1,287,982	73,402
*	Klaviyo Inc. Class A	2,504,940	71,541
	Clear Secure Inc. Class A	1,916,693	68,043
*	nCino Inc.	2,552,077	63,036
*	Alarm.com Holdings Inc.	1,154,851	60,006
*	Intapp Inc.	1,384,907	59,814
*	Teradata Corp.	2,082,358	59,639
*	Freshworks Inc. Class A	4,663,044	56,609
*	Blackbaud Inc.	950,165	53,570
*	Braze Inc. Class A	1,796,220	51,551
*	RingCentral Inc. Class A	1,762,488	49,773
*	LiveRamp Holdings Inc.	1,606,263	46,341
*,1	C3.ai Inc. Class A	3,038,717	43,909
*	Progress Software Corp.	1,050,530	43,502
*	AvePoint Inc.	2,980,626	38,748
*,1	Alkami Technology Inc.	1,762,641	37,579

		Shares	Market Value ($000)
*	Vertex Inc. Class A	1,789,753	35,204
*	Onestream Inc.	1,658,701	34,551
*	PAR Technology Corp.	989,904	34,162
*	Five9 Inc.	1,702,416	33,350
	Adeia Inc.	2,651,406	32,798
*	NCR Voyix Corp.	3,198,673	32,339
*	Appian Corp. Class A	790,859	31,951
	A10 Networks Inc.	1,766,641	30,422
*	Pagaya Technologies Ltd. Class A	1,155,912	28,840
*	Asana Inc. Class A	2,093,842	26,969
*	PagerDuty Inc.	2,140,288	25,683
*	NextNav Inc.	1,779,695	25,289
*	PROS Holdings Inc.	1,052,583	24,462
*	Jamf Holding Corp.	1,772,604	22,920
*	Amplitude Inc. Class A	2,173,190	22,340
*	Rapid7 Inc.	1,412,996	22,156
*	Sprinklr Inc. Class A	2,963,616	21,427
*	Yext Inc.	2,542,708	21,410
*	Netskope Inc. Class A	1,051,090	19,319
*	Porch Group Inc.	1,639,698	15,889
*	Blend Labs Inc. Class A	5,007,233	15,823
	Red Violet Inc.	273,813	14,838
*,1	Daily Journal Corp.	32,028	14,681
*	N-able Inc.	1,831,882	13,190
*	I3 Verticals Inc. Class A	555,247	13,143
*	SEMrush Holdings Inc. Class A	1,093,619	12,937
*	Sprout Social Inc. Class A	1,267,920	12,641
*	Digital Turbine Inc.	2,387,381	11,436
*	Cerence Inc.	1,007,373	11,162
	OneSpan Inc.	891,111	10,872
*	Consensus Cloud Solutions Inc.	464,461	10,144
*	Mitek Systems Inc.	1,116,699	9,894
*	Weave Communications Inc.	1,469,443	9,375
*	Domo Inc. Class B	813,004	9,301
*	Xperi Inc.	1,018,695	5,898
*	8x8 Inc.	3,002,790	5,825
*	Rimini Street Inc.	1,244,709	4,742
*	CS Disco Inc.	593,868	4,252
*,1	Digimarc Corp.	317,899	2,546
*	Expensify Inc. Class A	1,575,248	2,442
*,1	Exodus Movement Inc. Class A	93,779	1,549
*	ServiceTitan Inc. Class A	5,036	450
*	Veritone Inc.	92,580	404
*	IREN Ltd.	8,409	402
*	Bit Digital Inc.	164,953	393
*	BitMine Immersion Technologies Inc.	11,547	382
*	Figma Inc. Class A	5,979	215
			41,148,300
Technology Hardware, Storage & Peripherals (17.7%)
	Apple Inc.	71,614,512	19,969,707
	Seagate Technology Holdings plc	1,712,020	473,699
	Western Digital Corp.	2,818,779	460,391
	Dell Technologies Inc. Class C	2,664,491	355,310
*	Sandisk Corp.	1,262,189	281,821
	Hewlett Packard Enterprise Co.	12,305,123	269,113
*	Pure Storage Inc. Class A	2,968,913	264,114
	HP Inc.	9,495,577	231,882
	NetApp Inc.	2,070,656	231,002
*	Super Micro Computer Inc. (XNGS)	5,114,536	173,127
*,1	IonQ Inc.	3,303,766	162,876
*,1	Quantum Computing Inc.	4,925,628	57,630
*	Diebold Nixdorf Inc.	358,735	23,146
*	CompoSecure Inc. Class A	1,125,379	22,361
*	Eastman Kodak Co.	1,288,731	9,846
	Xerox Holdings Corp.	2,924,528	8,130
*	Corsair Gaming Inc.	1,167,455	7,612
*	CPI Card Group Inc.	151,961	2,053
			23,003,820
Total Common Stocks (Cost $82,397,320)			129,839,479

		Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[4,5]	Vanguard Market Liquidity Fund, 4.024% (Cost $570,285)	5,703,522	570,352
Total Investments (100.3%) (Cost $82,967,605)			130,409,831
Other Assets and Liabilities—Net (-0.3%)			(449,405)
Net Assets (100.0%)			129,960,426
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $486,893.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $502,989 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	December 2025	126	64,215	(202)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Coherent Corp.	8/31/2026	BANA	19,797	(3.880)	2,039	—
NetApp Inc.	8/31/2026	BANA	7,246	(4.560)	1	—
Strategy Inc.	8/31/2026	BANA	23,246	(3.880)	661	—
					2,701	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
At November 30, 2025, the counterparties had deposited in segregated accounts cash of $980 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	129,839,479	—	—	129,839,479
Temporary Cash Investments	570,352	—	—	570,352
Total	130,409,831	—	—	130,409,831
Derivative Financial Instruments
Assets
Swap Contracts	—	2,701	—	2,701
Liabilities
Futures Contracts[1]	(202)	—	—	(202)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.